July 2, 2010

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Landry’s Restaurants, Inc. – Amendment No. 1 to Proxy Statement on Schedule 14A and Amendment No. 1 to Rule 13e-3 Transaction Statement on Schedule 13E-3

Ladies and Gentlemen:

The undersigned, on behalf of Landry’s Restaurants, Inc., a Delaware corporation (“Company”), in connection with the proposed merger contemplated by the Agreement and Plan of Merger, dated as of November 3, 2009, as amended on May 23, 2010 and June 20, 2010, among the Company, Fertitta Group, Inc., a Delaware corporation (“Parent”), Fertitta Merger Co., a Delaware corporation and a wholly-owned subsidiary of Parent, and, for certain limited purposes, Tilman J. Fertitta, the Company’s Chairman, Chief Executive Officer and President, delivers herewith for filing, pursuant to Rule 101(a) of Regulation S-T promulgated under the Securities Act of 1933, as amended, a copy in electronic format of the Company’s Amendment No. 1 to Proxy Statement on Schedule 14A and Amendment No. 1 to Rule 13e-3 Transaction Statement on Schedule 13E-3, together with a copy in electronic format of each of the exhibits indicated as being filed therewith.

As payment for the filing fee in connection with the proposed merger, the Company has made a wire transfer of $5,200 (in addition to the previously paid amount of $5,999) to the U.S. Treasury designated lockbox depository of the Securities and Exchange Commission (“Commission”) at US Bank in St Louis, Missouri, in accordance with Rule 3a of the Commission’s Informal and Other Procedures and Rule 13(c) of Regulation S-T.

If you have any questions or comments, please contact the undersigned at (713) 547-2084.

Very truly yours,

/s/ William B. Nelson

William B. Nelson
Partner
Haynes and Boone, LLP
Direct Phone Number: (713) 547-2084
Direct Fax Number: (713) 236-5557 bill.nelson@haynesboone.com